ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM

June 27, 2025

James M. Forbes

T +1 617 235 4765

james.forbes@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:  Putnam ETF Trust (the “Trust”) Registration Statement on Form N-14

To Whom it May Concern:

We are filing today, on behalf of the Trust, a Registration Statement on Form N-14 (the “Registration Statement”) pursuant to the Securities Act of 1933, as amended (the “Securities Act”). The Registration Statement relates to the proposed merger of each “Target Fund” listed in the table below with and into the corresponding “Acquiring ETF” listed in the table below, each Acquiring ETF a series of the Trust, as described in the Registration Statement.

Target Fund	Acquiring ETF

Putnam California Tax Exempt Income Fund	Franklin California Municipal Income ETF

Putnam Massachusetts Tax Exempt Income Fund	Franklin Massachusetts Municipal Income ETF

Putnam Minnesota Tax Exempt Income Fund	Franklin Minnesota Municipal Income ETF

Putnam New Jersey Tax Exempt Income Fund	Franklin New Jersey Municipal Income ETF

Putnam New York Tax Exempt Income Fund	Franklin New York Municipal Income ETF

Putnam Ohio Tax Exempt Income Fund	Franklin Ohio Municipal Income ETF

Putnam Pennsylvania Tax Exempt Income Fund	Franklin Pennsylvania Municipal Income ETF

Putnam Short-Term Municipal Income Fund	Franklin Short-Term Municipal Income ETF

Putnam Tax Exempt Income Fund	Franklin Municipal Income ETF

Putnam Tax-Free High Yield Fund	Franklin Municipal High Yield ETF

No registration fee is being paid at the time of filing because the Trust has previously elected, under Rule 24f-2 under the Investment Company Act of 1940, as amended, to register an indefinite number of shares. The Registration Statement is proposed to become effective on August 1, 2025 pursuant to Rule 488 under the Securities Act. We would greatly appreciate receiving any comments you might have at your earliest convenience.

Please direct any questions regarding and/or comments on this filing to me at (617) 235-4765 or james.forbes@ropesgray.com. Thank you for your attention to this matter.

Sincerely, /s/ James M. Forbes James M. Forbes cc: James E. Thomas James H. Schwab Venice Monagan